INCOME TAXES - Summary of principal components of deferred income tax assets (Detail) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Deferred tax assets:
Net losses carryforward	¥ 268,477	¥ 166,302
Impairment loss on long-term assets	263,774
Other accrued expenses	21,322	160,075
Deferred rent	53,757
Advertising expenses	12,592	12,587
Valuation allowance	(619,922)	(338,964)	¥ (233,191)	¥ (112,256)
Total deferred tax assets	¥ 0	¥ 0